CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
CAPITAL STRUCTURE
15.	CAPITAL STRUCTURE
Treasury Shares
Melco’s treasury shares represent new shares issued by Melco and the shares repurchased by Melco under the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco’s share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.
During the years ended December 31, 2020, 2019 and 2018, Melco issued nil, nil and 4,570,191 ordinary shares to its depositary bank for future vesting of restricted shares and exercise of share options, respectively. Melco issued 2,694,507, 1,398,840 and 2,115,809 of these ordinary shares upon vesting of restricted shares; and 389,181, 666,255 and 4,803,288 of these ordinary shares upon exercise of share options during the years ended December 31, 2020, 2019 and 2018, respectively.
On March 21, 2018, the Board of Directors of Melco authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period which commenced on March 21, 2018 under a share repurchase program. On November 8, 2018, the Board of Directors of Melco further authorized the repurchase of Melco’s ordinary shares and/or ADSs of up to an aggregate of $500,000 over a three-year period commenced on November 8, 2018 under an additional share repurchase program (this share repurchase program together with the share repurchase program authorized on March 21, 2018, the “2018 Share Repurchase Programs”). Purchases under the 2018 Share Repurchase Programs may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing and the amount of ordinary shares and/or ADSs purchased were determined by Melco’s management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2018 Share Repurchase Programs may be suspended, modified or terminated by Melco at any time prior to its expiration.
During the year ended December 31, 2020, 3,148,824 ADSs, equivalent to 9,446,472 ordinary shares were repurchased under the 2018 Share Repurchase Programs, of which nil ordinary shares repurchased were retired. During the year ended December 31, 2019, no ordinary share was repurchased under the 2018 Share Repurchase Programs, while 81,952,230 ordinary shares repurchased under the 2018 Share Repurchase Programs were retired. During the year ended December 31, 2018, 32,190,355 ADSs, equivalent to 96,571,065 ordinary shares were repurchased under the 2018 Share Repurchase Programs, of which nil ordinary shares repurchased were retired.
As of December 31, 2020 and 2019, Melco had 1,456,547,942 and 1,456,547,942 issued ordinary shares, and 25,582,630 and 19,219,846 treasury shares, with 1,430,965,312 and 1,437,328,096 ordinary shares outstanding, respectively.